Summary of significant accounting policies (Details) - Fair Value Measurements Recurring [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value Inputs Level2 [Member]
Marketable securities	$ 0	$ 0
Derivative liabilities	0	0
Fair Value Inputs Level3 [Member]
Marketable securities	0	0
Derivative liabilities	0	749,600
Fair Value Inputs Level1 [Member]
Marketable securities	9,618,743	3,249,710
Derivative liabilities	$ 0	$ 0